Organization and Nature of Operations - Schedule of Offering of Subsidaries (Details)	6 Months Ended
Dec. 31, 2023
noco-noco Pte. Ltd.
Noncontrolling Interest [Line Items]
Background	● A Singapore company● Incorporated on July 25, 2019
Ownership	100% owned by Prime Number New Sub Pte. Ltd.
Principal of activity	Principally engaged in providing platform-solutions of decarbonizing offerings noco-noco Australia Pty. Ltd
Noncontrolling Interest [Line Items]
Background	● An Australia company● Incorporated on January 19, 2021
Ownership	52% owned by noco-noco Pte. Ltd.
Principal of activity	Principally engaged in providing carbon credit related offerings
Prime Number Acquisition I Corp
Noncontrolling Interest [Line Items]
Background	● A Delaware company● Incorporated on February 25, 2021
Ownership	100% owned by the Company
Principal of activity	Dormant
Prime Number New Sub Pte. Ltd
Noncontrolling Interest [Line Items]
Background	● A Singapore company● Incorporated on January 25, 2023
Ownership	100% owned by the Company
Principal of activity	Dormant